BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of allocation of purchase price for the acquisitions

	Shandong	Chongqing	Wuhan
Cash	$—	$2,727	$—
Goodwill	26,550	11,719	10,405
Noncontrolling interest	7,965	4,334	3,121

The purchase price comprised of:
— Cash consideration	—	818	—
— Contingent consideration	18,585	9,294	7,284
Total	$18,585	$10,112	$7,284

Trucker Path
Schedule of allocation of purchase price for the acquisitions

The purchase price consists of the following:

US$
Consideration	$7,616
Fair value of the 29% equity interests:
Carrying amount	5,587
Gain on re-measurement of fair value of noncontrolling equity investment	(2,903)
Total	$10,300

The purchase price was allocated as of December 28, 2017, the date of acquisition as follows:

		Amortization
	US$	period
Net working capital	$139
Other current assets	5,016
Intangible assets
Customer relationship	610	3
Technology platform	325
Trade name	540	3
Goodwill	7,952
Other current liabilities	(4,282)

Total	$10,300

Other used car dealer acquisitions [Member]
Schedule of allocation of purchase price for the acquisitions

Other used car
dealer acquisitions
Cash	$1,270
Goodwill	38,317
Noncontrolling interest	11,876

The purchase price comprised of:
— Cash consideration	381
— Contingent consideration	27,330
Total	$27,711

Shanxi [Member]
Schedule of allocation of purchase price for the acquisitions

Shanxi
Cash	$—
Capital injection receivable	1,360
Inventory	4,604
Goodwill	3,917
Noncontrolling interest	1,175

The purchase price comprised of:
— Cash consideration	4,536
— Forgiveness of financing receivable	1,428
— Contingent consideration	2,742
Total	$8,706

Chongqing/ Suzhou/ Jinan Zhoushuo [Member]
Schedule of allocation of purchase price for the acquisitions

After-sales service
centers
Capital injection receivable	$651
Inventory	35
Goodwill	16,244
Noncontrolling interest	4,873

The purchase price comprised of:
— Cash consideration	686
— Contingent consideration	11,371
Total	$12,057

Schedule of operations attributable to the acquisition

Year ended December 31, 2018
Chongqing/
Suzhou/ Jinan
Zhoushuo
Revenues	$341
Net loss	$(582)